VictoryShares US 500 Volatility Wtd ETF
VictoryShares US 500 Volatility Wtd ETF
Investment Objective
The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index before fees and expenses.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares ("Shares") of the Fund. Investors may incur usual or customary brokerage commissions and other charges on their purchases and sales of Shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	VictoryShares US 500 Volatility Wtd ETF VictoryShares US 500 Volatility Wtd ETF USD ($)
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	VictoryShares US 500 Volatility Wtd ETF VictoryShares US 500 Volatility Wtd ETF
Management Fees	0.30%
Other Expenses	0.11%
Total Annual Fund Operating Expenses	0.41%
Fee Waivers/Expense Reimbursements	(0.06%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements	0.35%	[1]
[1]	Victory Capital Management Inc., the Fund's investment adviser, ("Adviser") has contractually agreed to waive its management fee and/or reimburse expenses through at least October 31, 2019 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding certain items such as interest, taxes and brokerage commissions) do not exceed 0.35%. The Adviser is permitted to recoup advisory fees waived and expenses reimbursed by it or by the Fund's predecessor adviser for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of (a) the original waiver or expense reimbursement; or (b) the recoupment. This agreement may only be terminated by the Fund's Board of Trustees.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The amounts shown reflect the fee waiver/expense reimbursement in place through the expiration date. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
VictoryShares US 500 Volatility Wtd ETF | VictoryShares US 500 Volatility Wtd ETF | USD ($)	36	126	224	512

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover will generally indicate higher transaction costs resulting in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover was 36% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets directly or indirectly in the securities included in the Nasdaq Victory US Large Cap 500 Volatility Weighted Index (the "Index"), an unmanaged, volatility weighted index maintained exclusively by Nasdaq Inc. (the "Index Provider"). The Index Provider is not affiliated with the Fund or the Adviser.

The Index combines fundamental criteria with individual security risk control achieved through volatility weighting of individual securities. The Index follows a rules-based methodology to construct its constituent securities:

•  The Index universe begins with all publicly traded U.S. stocks and then screens for all companies with positive earnings in each of the four most recent quarters.

•  The Index identifies the 500 largest U.S. stocks by market capitalization measured at the time the Index's constituent securities are determined.

•  The 500 stocks are weighted based on their daily standard deviation (volatility) of daily price changes over the last 180 trading days. Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.

The Index is reconstituted every March and September (based on information as of the prior month-end) and is adjusted to limit exposure to any particular sector to 25%. The Index may include more than or fewer than 500 stocks depending on the number of companies meeting the Index's criteria. As of September 30, 2018, the Index had a market capitalization range from $2.3 billion to $1.1 trillion.

The Fund generally seeks to track the returns of the Index before fees and expenses by employing a replication strategy that seeks to hold all the stocks in the Index.

Principal Risks of Investing in the Fund

The Fund's investments are subject to the following principal risks:

■  Equity Risk — The value of the equity securities in which the Fund invests may decline in response to developments affecting individual companies and/or general economic conditions. A company's earnings or dividends may not increase as expected. Price changes may be temporary or last for extended periods.

■  ETF Structure Risks — The Fund is structured as an exchange-traded fund ("ETF") and as a result is subject to special risks, including:

■  Not Individually Redeemable — The Fund's Shares are not individually redeemable and may be redeemed by the Fund at its net asset value per share ("NAV") only in large blocks known as "Creation Units." You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Alternatively, you may redeem your Shares by selling them on the secondary market at prevailing market prices.

■  Trading Issues — Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. There is no guarantee that an active secondary market will develop for the Shares. In stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings, which may lead to differences between the market price of the Shares and the underlying value of those Shares.

■  Market Price Variance Risk — The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a "bid-ask spread" charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a premium or discount to NAV.

■  Authorized Participants Concentration Risk — A limited number of financial institutions may be responsible for all or a significant portion of the creation and redemption activity for the Fund. If these firms exit the business or are unable or unwilling to process creation and/or redemption orders, Shares may trade at a premium or discount to NAV.

■  Intraday Indicative Value (IIV) Risk — The Exchange intends to disseminate the approximate per share value of the Fund's published basket of securities ("Deposit Securities") every 15 seconds (the "intraday indicative value" or "IIV''). The IIV is not a "real-time" update of the NAV per share of the Fund because the IIV may not be calculated in the same manner as the NAV. For example, the calculation of the NAV may be subject to fair valuation at different prices than those used in the calculations of the IIV and, unlike the calculation of NAV, the IIV does not take into account Fund expenses. In addition, the IIV is based on the published Deposit Securities and not on the Fund's actual holdings.

■  Large Capitalization Stock Risk — The securities of large cap companies may underperform the securities of smaller cap companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

■  Passive Investment Risk — The Fund is designed to track the Index and is not actively managed. The Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from the Index. The Fund does not, therefore, seek returns in excess of the Index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by the applicable Index.

■  Stock Market Risk — Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

■  Tracking Risk — The Fund's return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities; and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints.

You may lose money by investing in the Fund. There is no guarantee that the Fund will achieve its objective. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Company (FDIC) or any other government agency.

By itself, the Fund does not constitute a complete investment plan and should be considered a long-term investment for investors who can afford to weather changes in the value of their investment.

Performance

The bar chart and table that follow are intended to help you understand some of the risks of investing in the Fund. The bar chart shows you how the Fund's calendar year performance has varied over the past 10 years (or the life of the Fund if shorter). The table compares the Fund's average annual total returns over the same period to a broad measure of market performance. We assume reinvestment of dividends and distributions.

Updated performance information is available on the Fund's website at VictorySharesLiterature.com.

Calendar Year Returns

The year-to-date total return of the Fund through September 30, 2018 was 7.08%. Highest Quarter 7.32% (quarter ended December 31, 2017) Lowest Quarter -6.12% (quarter ended September 30, 2015)
Average Annual Total Returns (For the Periods ended December 31, 2017)
Average Annual Returns - VictoryShares US 500 Volatility Wtd ETF	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception [1]	Average Annual Returns, Inception Date
VictoryShares US 500 Volatility Wtd ETF	22.38%	11.40%	Jul. 02, 2014
After Taxes on Distributions | VictoryShares US 500 Volatility Wtd ETF	22.01%	11.05%
After Taxes on Distributions and Sale of Fund Shares | VictoryShares US 500 Volatility Wtd ETF	12.92%	8.88%
S&P 500® Index Index returns reflect no deduction for fees, expenses, or taxes.	21.83%	11.35%	Jul. 02, 2014
Nasdaq Victory US Large Cap 500 Volatility Weighted Index Index returns reflect no deduction for fees, expenses, or taxes.	22.82%	11.83%	Jul. 02, 2014
[1]	Inception date is July 2, 2014.

After-tax returns use the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you own your Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.